Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

17. Subsequent Events

The Company has evaluated the impact of events that have occurred subsequent to December 31, 2024, through the date the consolidated financial statements were available to issue, and concluded that no other subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements other than the ones below:

●	On April 23, 2025, the Company announced the closing of its initial public offering of 1,800,000 Class A common shares, par value of US$0.00005 per share (“Class A Common Shares”) at a price to the public of $4.00 per share. The Class A Common Shares commenced trading on The Nasdaq Capital Market on April 22, 2025, under the ticker symbol “PFAI.” The Company received aggregate gross proceeds of US$7.2 million from this offering, before deducting underwriting discounts and other related expenses.

●	On May 27, 2025, the Company incorporated a wholly-owned subsidiary, Pinnacle Food Trading HK Limited, in Hong Kong, China.